File Nos. 002-32783
811-03240

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 85	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 325	[X]
(Check Appropriate Box or Boxes)

The Variable Annuity Life Insurance Company Separate Account A
(Exact Name of Registrant)
THE VARIABLE ANNUITY LIFE INSURACE COMPANY
(Name of Depositor)
2929 Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (713) 831-3575
American Home Assurance Company
(Name of Guarantor)
1271 Avenue of the Americas FL 37, New York, NY 10020-1304
(Address of Guarantor’s Principal Offices) (Zip Code)
Guarantor’s Telephone Number, including Area Code: (212) 770-7000
Johnpaul S. Van Maele
The Variable Annuity Life Insurance Company
2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on April 28, 2025 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☐ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities Being Registered: (i) Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under certain variable annuity contracts.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest under Group Unit Purchase and
Group Fixed and Variable Deferred Annuity Contracts
GUP and GTS-VA
Prospectus
April 28, 2025
The Variable Annuity Life Insurance Company (“VALIC”) offers Group Unit Purchase Contracts, or GUP, and Group Variable Annuity Deferred Contracts, or GTS-VA (the “Contracts”), which consist of flexible and single Purchase Payment group fixed and variable deferred annuity contracts, to Participants in certain employer sponsored qualified retirement plans. The Contracts are available to Participants in retirement programs that qualify for deferral of federal income taxes. The Contracts described in this prospectus were formerly offered through Separate Account One and Separate Account Two of VALIC. The Contracts permit you to invest in and receive retirement benefits in the Fixed Account Option and the Variable Investment Option described in this prospectus. The Variable Investment Option invests in the Stock Index Fund, a separate portfolio of VALIC Company I.
Any guarantees under the Contract, including the death benefit, that exceed the value of your interest in the VALIC Separate Account A (“Separate Account”) are paid from our General Account, which is VALIC’s account and includes any amounts you allocated to the Fixed Account Option including any interest thereon. Therefore, any amounts that we may pay under the Contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.
This prospectus provides information that employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.
The owner of a group Contract (i.e., an employer purchasing the Contract for a retirement plan) may cancel a newly purchased Contract within 20 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply. The right of cancellation under this Contract does not apply to Participants in a group plan except in a limited number of states.
Investment in the Contracts is subject to risk that may cause the value of the Contract Owner’s investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Glossary of Terms

Unless otherwise specified in this prospectus, the words “we,” “us,” “our,” “Company,” and “VALIC” mean The Variable Annuity Life Insurance Company and the words “you” and “your” mean the Participant. Other specific terms we use in this prospectus are:
Account Value — the total sum of your Fixed Account Option(s) and/or Variable Investment Option(s) that have not yet been applied to your annuity payments.
Annuitant — the individual (in most cases, you) to whom Payout Payments will be paid.
Assumed Investment Rate — the rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Investment Option.
Beneficiary — the individual designated to receive the death benefit or Payout Payments upon the death of the Annuitant.
Business Day — any weekday that the New York Stock Exchange (“NYSE”) is open for trading. Normally, the NYSE is open Monday through Friday, from 9:30 a.m. to 4:00 p.m. Eastern Time. On U.S. holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.
Contract Owner — the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.
Division — the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.
Fixed Account Option — an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s General Account.
Home Office — located at 2919 Allen Parkway, Houston, Texas 77019.
Market Close — the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time, on each day the NYSE is open for business.
Mutual Fund or Fund — the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.
Net Purchase Payments — the total sum of Purchase Payments minus withdrawals and charges.
Participant — the individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made.
Participant Year — a 12-month period starting with the issue date of a Participant’s Contract certificate and each anniversary of that date.
Payout Payments — annuity payments withdrawn in a steady stream during the Payout Period.
Payout Period — the time when you begin to withdraw your money in Payout Payments.
Payout Unit — a measuring unit used to calculate Payout Payments from your Variable Investment Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Investment Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.
Platform Charge — a fee we charge in order to make certain underlying Funds available as an investment option under the Contract.
Proof of Death — a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.
Purchase Payments — an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.
Purchase Period — the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender).
Purchase Unit — a unit of interest owned by you in your Variable Investment Option.
Statement of Additional Information or SAI — a supplementary document that provides additional information about your Contract. This document is not part of the prospectus and should be read only in conjunction with the prospectus for your Contract.
Systematic Withdrawals — payments withdrawn on a regular basis during the Purchase Period.
VALIC Separate Account A or Separate Account — a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Investment Option, if selected.
Variable Investment Option — investment options that correspond to Separate Account Divisions offered by the Contracts.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender or withdrawal charges under the Contract.			Fee Tables
Transaction Charges
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•There may also be taxes on Purchase Payments.
•When you make a Purchase Payment to your account, you may be subject to a Sales and Administrative Charge that will be deducted from the amount of your Purchase Payment.
Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Interest on
Contract loans is not reflected below.
Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1]	GUP: 1.00% GTS-VA: 0.21%	GUP: 1.00% GTS-VA: 0.85%
	Investment Options[2] (Fund fees and expenses)	0.32%	0.32%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charges. Currently, there are no amounts deemed to be Platform
Charges.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: GUP Contracts: $6,277 GTS-VA Contracts: $3,864	Highest Annual Cost: GUP Contracts: $6,277 GTS-VA Contracts: $3,864
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract and Fund fees and
expenses
•No optional benefits
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract and Fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each Variable Investment Option and each Fixed Account Option has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting
www.corebridgefinancial.com/rs.

RESTRICTIONS
Investments
•Certain investment options may not be available under your Contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Option are subject to special restrictions.
•We reserve the right to remove or substitute Funds as investment options.
Variable Investment Options and Fixed Account Options Transfers Between Investment Options
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract through a tax-qualified plan, there is no additional tax benefit under the Contract.
•Withdrawals may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters
CONFLICTS OF INTEREST
Investment Professional Compensation
VALIC no longer pays commissions to financial professionals for sales or subsequent Purchase Payments made into the Contracts. In addition, the
Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.
General Information – Distribution of the Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
General Information – Distribution of the Contracts
Overview of the Contract

Purpose of the Contract
The Contract is designed to help you invest on a tax-deferred basis, meet long-term financial goals, and plan for your retirement. You can accumulate assets by investing in the Contract’s investment options and then later convert those accumulated assets into a stream of guaranteed income payments from us. The Contract includes a death benefit that may help financially protect your Beneficiary or Beneficiaries in the event of your death.
This Contract may be appropriate for you if you have a long investment time horizon and the Contract’s terms and conditions are consistent with your financial goals. It is not intended for people whose liquidity needs require early or frequent withdrawals or for people who intend to frequently trade in the Contract’s investment options.
The Contract is primarily used in connection with employer-sponsored qualified retirement plans, for which the employer is the Contract owner and participating employees receive certificates related to the Contract.
Phases of the Contract
Like all deferred annuities, the Contract has two phases: (1) a Purchase Period (for savings) and (2) a Payout Period (for income).
Purchase Period. During the Purchase Period, you invest your money under the Contract in one or more available investment options to help you build assets on a tax-deferred basis. The available investment options may include:
•
Variable Investment Option. When you invest in the Variable Investment Option, you are indirectly investing in the Variable Investment Option’s underlying Mutual Fund. The Mutual Funds have different investment objectives, strategies, and risks. You can gain or lose money if you invest in a Variable Investment Option.

Additional information about the Mutual Fund is provided in an appendix to this prospectus. Please see APPENDIX A – FUNDS AVAILABLE UNDER THE CONTRACT.
•
Fixed Account Option. When you invest in the Fixed Account Option, your principal is guaranteed and earns interest based on a rate set and guaranteed by us. However, if you make an early withdrawal, the withdrawal or transfer may be subject to a market value adjustment that may reduce the value of your investment.
The amount of money you accumulate during the Purchase Period depends (in part) on the performance of the investment options you choose. You may transfer money between investment options during the Purchase Period, subject to certain restrictions. Your accumulated assets impact the value of your benefits during the Purchase Period, including the death benefit, as well as the amount available for withdrawal.
Payout Period. When you are ready to receive guaranteed income under the Contract, you can switch to the Payout Period, at which time you will start to receive Payout Payments from us. This is also referred to as “annuitizing” the Contract. You generally decide when to annuitize. You can choose from the available payout options, which may provide income for life, for a guaranteed period of time, or a combination of both. You can also choose to receive payments on a variable or fixed basis, or a combination of both. If the Payout Payments are fixed, the dollar amount of each payment will be the same. If the Payout Payments are variable, the dollar amount for the payments will fluctuate.
The death benefit from the Purchase Period does not apply during the Payout Period. Any amount payable upon death during the Payout Period depends on the payout option selected. You cannot take withdrawals of Account Value or surrender the Contract during the Payout Period.

Contract Features
Retirement Plan Terms and Conditions. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law, which may limit your ability to take certain actions under the Contract.
Accessing Your Money. You may withdraw money from the Contract at any time during the Purchase Period. If you make a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty if you are younger than age 59½. Withdrawals may negatively impact the value of your benefits under the Contract.
Tax Treatment. Money can be transferred between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. Earnings and untaxed contributions are not taxed until they are distributed, which may occur when making a withdrawal, upon receiving a Payout Payment, or upon payment of the death benefit. You do not receive any additional tax benefit under the Contract if you participate in the Contract through a tax-qualified plan.
Death Benefit. If you die during the Purchase Period, we pay a death benefit to your Beneficiary or Beneficiaries. The Contract has a death benefit which is automatically included in the Contract for no additional fee.
Additional Features and Services. Additional features and services under the Contract are summarized below. There are no additional charges associated with these features and services unless otherwise noted. Not all features and services may be available under your Contract.
•
Systematic Withdrawals. This program allows you to automatically receive withdrawals on a regular basis during the Purchase Period.
•
Loans. Tax-free loans may be taken under tax-qualified Contracts, providing additional access to your money in the Fixed Account Option. You will incur interest on an outstanding loan. Loans are subject to restrictions, including a $1,000 minimum loan amount. You may not be able to take a loan under your Contract. We charge up to $60 for a loan application fee for each loan if permissible by your state.
•
Affiliate Guarantee. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Options.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Sales and Administrative Charge (as a percentage of Purchase Payments)
GUP Contracts	5.00%
GTS-VA Contracts	5.00%
Maximum Loan Application Fee (per loan)	$60
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including the Fund fees and expenses.
Annual Contract Expenses
Annual Variable Investment Option Maintenance Charge
GUP Contracts	None
GTS-VA Contracts	None

Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average daily net asset value allocated to the Variable Investment Option)
GUP Contracts	1.00%	1.00%
GTS-VA Contracts	0.69%	0.85%

Optional Benefit Expenses
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option(s))	Current Annual Fee Rate
Non-ERISA Contracts[1]	3.00 - 7.00%[3]
ERISA Contracts[2]	5.50%[4]
1 Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches.
2 Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans.
3 The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR.
4 The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Annual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from the assets of VALIC Company I Stock Index Fund, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.32%	0.32%

Footnotes to the Fee Tables
(1) Also referred to as “Separate Account Charges.” See “Purchase Unit Value” in the SAI for a discussion of how the Separate Account Charges impact the calculation of each Division’s unit value. For additional information, see “Fees and Charges – Separate Account Charges.”

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
Each example assumes that you invest a single Purchase Payment of $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization. Your actual costs may be higher or lower than the examples below.
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
GUP
1 Year	3 Years	5 Years	10 Years
$6,277	$8,976	$11,882	$20,154
GTS-VA
1 Year	3 Years	5 Years	10 Years
$3,864	$5,334	$6,936	$11,601
(2) If you annuitize your Contract or you do not surrender your Contract:
GUP
1 Year	3 Years	5 Years	10 Years
$6,277	$8,976	$11,882	$20,154
GTS-VA
1 Year	3 Years	5 Years	10 Years
$3,864	$5,334	$6,936	$11,601

The second set of examples assumes the least expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
GUP
1 Year	3 Years	5 Years	10 Years
$6,277	$8,976	$11,882	$20,154
GTS-VA
1 Year	3 Years	5 Years	10 Years
$3,864	$5,334	$6,936	$11,601
(2) If you annuitize your Contract or you do not surrender your Contract:
GUP
1 Year	3 Years	5 Years	10 Years
$6,277	$8,976	$11,882	$20,154
GTS-VA
1 Year	3 Years	5 Years	10 Years
$3,864	$5,334	$6,936	$11,601
Principal Risks of Investing in the Contract

Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.
Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your benefits. For instance, a withdrawal may reduce the value of the death benefit. A total withdrawal (surrender) will result in the termination of your Contract or certificate. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
Variable Investment Option Risk. Amounts that you invest in the Variable Investment Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Investment Option. You are responsible for selecting Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us.

Minimum Account Value Risk. If both your Account Value and Purchase Payments (less any withdrawals) fall below the minimum amount stated in your Contract, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Investment Option. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or otherwise provide our services, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, user error or other disruptions to the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
General Information

About the Contracts
The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer’s plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer one fixed and one variable investment option that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.
The retirement savings process with the Contracts will involve two stages: the Purchase Period and the annuity Payout Period. The Purchase Period is when you make contributions into the Contracts called “Purchase Payments.” The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the Purchase or Payout Periods. For more information, see “Purchase Period” and “Payout Period.”
If you have questions about your Contract, call your financial professional or contact us at 1-800-448-2542.
All material state variations are described in Appendix B.
About VALIC
We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like GUP and GTS-VA. Our principal offices are located at 2919 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States. VALIC is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”).
American Home Assurance Company
The information below is applicable to you only if your Contract or Certificate was issued on or before December 29, 2006.
Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company (“American Home”), an indirect wholly-owned subsidiary of American International Group, Inc. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Investment Option available under the Contracts. The guarantee provides that the Company’s Contract owners can enforce the guarantee directly.
American Home Assurance Company provided notice of termination of the General Guarantee Agreement dated March 3,
2003 (the “Guarantee”) with respect to contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time (“Point of Termination”). Pursuant to its terms, the Guarantee will not apply to any group or individual contract or certificate issued after the Point of Termination. The Guarantee will remain in effect for any contract or certificate issued prior to the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all its contracts and certificates, regardless of issue date, in accordance with the terms of those contracts and certificates.
American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home’s principal executive office and home office address is 1271 Avenue of the Americas, FL 37, New York, NY, 10020-1304. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.
About VALIC Separate Account A
When you direct money to the Contract’s Variable Investment Option, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Stock Index Fund. VALIC Separate Account A invests in the Stock Index Fund on behalf of your account. VALIC acts as custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call “Divisions.” Each Division invests in a different mutual fund. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.
VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, (the “1940 Act”). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the “1933 Act”).
VALIC Separate Account A is administered and accounted for as part of the Company’s business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contracts, the

Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the Contract Owner, Participants, Annuitants, and Beneficiaries of the Contracts.
We are obligated to pay all amounts promised to investors under the Contracts. The commitments under the Contracts are the sole obligation of VALIC. All amounts paid from our General Account, including our obligations under any Fixed Account Option and any death benefits, Payout Payments, or Living Benefit guarantees in excess of your amounts in the Separate Account are subject to the Company’s financial strength, claims-paying ability, and long-term ability to make payments.
Units of Interest
Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day’s performance of the underlying Mutual Fund minus any applicable fees and charges to VALIC Separate Account A.
Distribution of the Contracts
The principal underwriter and distributor for VALIC Separate Account A is Corebridge Capital Services, Inc. (“CCS” or “Distributor”). CCS, an affiliate of the Company, is located at 30 Hudson Street, 16th Floor, Jersey City, NJ 07302. For more information about the Distributor, see “Distribution of Variable Annuity Contracts” in the SAI.
The Contracts are no longer offered to new plans or to new participants in plans with an existing Contract. Previously, the Contracts were sold by licensed insurance agents who were registered representatives of broker-dealers, who were members of FINRA. For more information about the distributor, see “Distribution of Variable Annuity Contracts” in the SAI.
VALIC no longer pays commissions to financial professionals for subsequent Purchase Payments made into the Contracts. In addition, the Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.
Consultants
VALIC and its affiliates sometimes retain and compensate business consultants to assist VALIC in marketing group employee benefit services to employers. These business consultants are not associated persons of VFA or affiliated with VALIC or its affiliates and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC’s general overhead and are not charged back to employers, group employee benefit plans or plan participants.
Sponsorships
VALIC and its affiliates maintain ongoing relationships with various organizations and associations, including trade associations, unions, and other industry groups, to which VALIC and/or its affiliates makes sponsorship payments for marketing and advertising opportunities. These marketing and advertising opportunities may take the form of participation in leadership and recognition events, educational conferences, speaking opportunities, booth space and signage at membership conferences and similar events, and membership dinners. Such payments are typically flat fees (either one-time or recurring) and are not based on transactions or sales.
VALIC and its affiliates also have ongoing relationships with retirement plan sponsors. As part of these ongoing relationships, VALIC and its affiliates sponsor events and seminars for plan participants that provide education for plan participants, as well as marketing and advertising opportunities for VALIC and its affiliates. Such sponsorships may include providing occasional meals, entertainment, or nominal gifts to the extent permitted by FINRA rules.
These various sponsorships may be considered endorsements of the products of VALIC or its affiliates, may result in additional annuity or other product sales to plan participants, and provide an incentive to these organizations, associations, and plan sponsors to promote the products and services of VALIC and its affiliates.
Administration of the Contracts
VALIC is responsible for the administrative servicing of your Contract. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions, or service requests.
Variable Investment Options and Fixed Account Options

Variable Investment Option
The Contracts enable you to participate in a Division that represents a Variable Investment Option. Certain limitations may also apply. See “About VALIC Separate Account A” in this prospectus. The Division represents and invests, through
VALIC’s Separate Account A, in a specific portfolio of VALIC Company I. VALIC Company I serves as the investment vehicle for the Contracts.
Information regarding the Fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See “Appendix A – Funds Available Under the Contract.”
The Fund has issued a prospectus that contains more detailed information about the Fund. Read the prospectus carefully before investing. Paper or electronic copies of the Fund prospectus may be obtained by calling 1-800-448-2542, or visiting www.corebridgefinancial.com/rs/prospectus-and-reports/annuities.
Shares of the Fund may also be sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as “shared funding.” The Fund may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as “mixed funding.” There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Fund’s prospectus.
Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well-balanced and diversified investment portfolio. As just one example, investing one’s total retirement savings in a limited number of investment options may cause that individual’s retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk.
The Contracts offer a choice from one Variable Investment Option and one Fixed Account Option.
This prospectus describes a Contract in which units of interest in VALIC’s Separate Account A are offered. The Contracts will allow you to accumulate retirement dollars in a Fixed Account Option and/or Variable Investment Option. The Variable Investment Option is referred to as a Division (subaccounts) in VALIC Separate Account A. The Separate Account Division represents our investment in the applicable mutual fund. This prospectus describes only the variable aspects of GUP except where the Fixed Account Option is specifically mentioned.
Fixed Account Option
The Contracts offer one Fixed Account Option (“Fixed Account Plus”) that is a part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantees safety of the principal. The guarantee is backed by the claims-paying ability of the Company, and not the Separate Account. This account is guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. Certain limitations may also apply. See “Transfers Between Investment Options.” The Fixed Account Option is not subject to regulation under the 1940 Act and is not required to be registered under The Securities Act of 1933, as amended. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.
Money allocated to the Fixed Account Option goes into VALIC’s general account. The general account consists of all VALIC’s assets, other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any VALIC contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws. Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by VALIC’s general assets. Thus, we bear the entire investment risk for the Fixed Account Option.
Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of the Fixed Account and Variable Investment Options are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of Purchase Payments may be determined by the retirement plan for which the Contract was purchased. The
Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.
Account Establishment
Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below).
The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00.

Minimum initial and subsequent Purchase Payments are as
follows:

Contract Type	Initial Payment	Subsequent Payment
GUP Contracts issued under Section 401 of the Code	$2,000	$5,000
All other GUP Contracts	$30 (with a $12 minimum allocated to the Variable Investment Option) or $25 if the entire Purchase Payment amount is to be allocated to the Variable Investment Option only	$30 (with a $12 minimum allocated to the Variable Investment Option) or $25 if the entire Purchase Payment amount is to be allocated to the Variable Investment Option only
GTS-VA Contracts issued under Sections 401 and 403(b) of the Code	$10,000	$10,000
All other GTS-VA Contracts	No minimum	No minimum
Purchase Payment minimums apply to each Purchase Payment made. For the GUP Contracts, VALIC may occasionally waive the Minimum Initial and Subsequent Purchase Payment amounts for group plans established for employers with 500 or more employees.
If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.
When Your Account Will be Credited
Depending on your retirement plan, Purchase Payments may be made by your employer for your account. It is the employer’s or the individual’s responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).
A Purchase Payment must be “in good order” before it can be posted to your account. “In good order” means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or group number to which they are to be applied. To ensure efficient posting for Employer Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee’s name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).
If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt.
Purchase Payments in good order received after Market Close will be credited the next Business Day.
Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.
Purchase Units
A Purchase Unit is a unit of interest owned by you in your Variable Investment Option. Purchase Unit values are calculated each Business Day following the close of regular trading of the NYSE, normally Market Close. Purchase Units may be shown as “Number of Shares” and the Purchase Unit values may be shown as “Share Price” on some account statements. See “Purchase Unit Value” in the SAI for more information and an illustration of the calculation of the unit value.
Calculation of Value for the Fixed Account Option
You may allocate all or a portion of your Purchase Payments to the Fixed Account Option listed in this prospectus as permitted by your retirement program. A complete discussion of the Fixed Account Option may be found in the “Fixed Account Option” section in this prospectus. The value of your Fixed Account Option is calculated on a given Business Day as shown below:
The value of your Fixed Account Option
=	(equals)
All Purchase Payments made to the Fixed Account Option
+	(plus)
Amounts transferred from the Variable Investment Option to the Fixed Account Option
+	(plus)

all interest earned
–	(minus)
Amounts transferred or withdrawn from Fixed Account Option (including applicable fees and charges).
Calculation of Value for the Variable Investment Option
You may allocate all or a portion of your Purchase Payments to the Variable Investment Option listed in this prospectus as permitted by your retirement program. An overview of the Variable Investment Option may be found in the “Variable Investment Option” section in this prospectus. Based upon the Variable Investment Option’s Purchase Unit value your account will be credited with the applicable number of Purchase Units, including any dividends or capital gains per share declared on behalf of the underlying Funds as of that day. If the Purchase Payment is in good order as described and is received by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day’s Purchase Unit value. Purchase Payments in good order received after Market Close will be credited the next Business Day and will receive the next Business Day’s Purchase Unit value. The Purchase Unit value of the Variable Investment Option will change each Business Day depending upon the investment performance of the Stock Index Fund (which may be positive or negative) and the deduction of the separate account charges. See “Fees and Charges.” Because Purchase Unit values change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. The Variable Investment Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Stopping Purchase Payments
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.
If both your Account Value and Purchase Payments (less any withdrawals) fall below the minimum amount stated in your Contract, and you do not make any Purchase Payments for at least a two-year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closures will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
Transfers Between Investment Options

You may transfer all or part of your Account Value between the Variable Investment and Fixed Account Options in the Contract without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted online at www.corebridgefinancial.com/rs. Your employer’s plan may also limit your rights to transfer.
During the Purchase Period — Policy Against Market Timing and Frequent Transfers
VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or “market timing” organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading may also raise fund expenses, such as recordkeeping and transaction costs, and can potentially harm fund performance. Further, excessive trading may harm fund investors, as the excessive trader takes security profits intended for the entire fund and could force securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy could cause the fund’s performance to suffer, and exerts downward pressure on the fund’s price per share.
Accordingly, VALIC implemented certain policies and procedures intended to discourage short-term trading. If the Contract Owner sells Purchases Units in the Variable Investment Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the Contract Owner will not be able to make a purchase of $5,000 or more in that same Variable Investment Option for 30 calendar days.
This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:
•
Plan-level or employer-initiated transactions;
•
Purchase transactions involving transfers of assets or rollovers;
•
Retirement plan contributions, loans, and distributions (including hardship withdrawals);
•
Roth IRA conversions or IRA recharacterizations;

•
Systematic purchases or redemptions;
•
Systematic account reallocations and/or rebalancing; or
•
Trades of less than $5,000.
As described in a fund’s prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer’s benefit plan may limit an investor’s rights to transfer.
We intend to enforce these investor trading policies uniformly. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity may result in additional transaction costs for the Variable Investment Option and dilution of long-term performance returns. Thus, a Contract Owner’s account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time. The Fixed Account Option is subject to additional restrictions:

Fixed Account Option	% of Account Value	Frequency	Other Restrictions
Fixed Account Plus:	Up to 100%	Any time	Available if your Account Value is less than or equal to $500.
Communicating Transfer or Reallocation Instructions
Transfer instructions may be given by telephone, through the Internet, using the self-service automated phone, or in writing. We encourage you to make transfers or reallocations through the internet or the self-service automated phone service for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.
Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial professionals or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.
When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.
Effective Date of Transfer
The effective date of a transfer will be:
•
The date of receipt, if received in our Home Office before Market Close; otherwise,
•
The next date values are calculated.
We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.
Transfers During the Payout Period
During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made from the Variable Investment Option once every 365 days. Transfers are not permitted from the Fixed Account Option at any time during the Payout Period.
Fees and Charges

By investing in GUP or GTS-VA, you may be subject to four basic types of fees and charges, applied to the Variable Investment and Fixed Account Options:
•
Sales and Administrative Charge
•
Premium Tax Charge
•
Separate Account Charges (referred to as “Base Contract Expenses” under “Fee Tables”)
•
Fund Expenses
•
Other Charges
These fees and charges are applied to the Variable Investment and Fixed Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the “Fee Tables.”

Sales and Administrative Charge
When you make a Purchase Payment to your account, you may be subject to a Sales and Administrative Charge that will be deducted from the amount of your Purchase Payment. The Sales and Administrative Charge for GUP Contracts of 5% will be deducted. The Sales and Administrative Charge will be deducted from the GTS-VA Contracts as follows:

Aggregate Gross Purchase Payments(1)	Deduction as a Percentage of Purchase Payments(2)	Deduction as a Percentage of Net Purchase Payments(3)
First $5,000	5.00%	5.26%
Next $5,000	4.00%	4.17%
Next $5,000	3.50%	3.36%
Over $15,000	3.00%	3.09%

(1)
The Aggregate Gross Purchase Payments is the entire amount that you pay to the Company under a Contract.
(2)
We will only deduct 2% (1.4% administrative expenses and 0.6% sales expenses) from single one-time Purchase Payments, except when the single one-time Purchase Payment is transferred from other Company annuity contracts for which no deduction is made. Any subsequent Purchase Payments made after a single one-time Purchase Payment will be subject to the deduction as described above with the lump sum included in the Aggregate Gross Purchase Payment.
(3)
The Gross Purchase Payment amount minus the deduction for Sales and Administrative Expenses is the amount of the Net Purchase Payment.
If you are a full-time sales representative of VALIC, and have been employed by VALIC for 90 days or more, then you may participate in a GUP Contract with no Sales and Administrative Charge.
If your Contract is unallocated, then the Sales and Administrative Charge will be 2% for each Purchase Payment.
Premium Tax Charge
Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge. If you are in a GUP deposit administration contract, then your premium taxes will be added to payout rates when you are added to a group plan, and not deducted from Purchase Payments. See Appendix B for variations of the premium tax charge that may be applicable in your state.
Separate Account Charges
There will be a mortality and expense risk fee applied to VALIC Separate Account A.
For GUP Contracts, this is a daily charge at an annualized rate of 1.00% on the average daily net asset value of your investment in VALIC Separate Account A. For GTS-VA Contracts, this is a daily charge at an annualized rate, as follows:
•
0.85% on the first $10,000,000,
•
0.425% on the next $90,000,000, and
•
0.21% on assets over $100,000,000,
on the average daily net asset value of your plan’s investment in VALIC Separate Account A. The mortality and risk fee for the GTS-VA Contracts may be reduced as a result of a guaranteed contractual expense limitation. See “Fees and Charges — Reduction from Total Expenses” below.
This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the “Death Benefit” section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be. Separate Account Charges are not applied to Variable Investment Options during the Payout Period. For more information about the mortality and expense risk fee, see the Fee Tables in this prospectus.
Fund Expenses
Charges deducted from, and expenses paid out of, the assets of the Fund are described in the prospectus for the Fund.
Other Charges
We reserve the right to charge for certain taxes (in addition to premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction of authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client’s independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.
Plan loans from the Fixed Account Option may be allowed by your employer’s plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan, if permitted under state law, and to limit the number of outstanding loans.
Reduction from Total Expenses
When the Company reorganized its separate accounts in 1987, merging VALIC Separate Account One and VALIC Separate Account Two into VALIC Separate Account A, the Company guaranteed that the fees and charges would not be greater as a result of this reorganization. Endorsements added to the Contracts provide that certain Annual Fund Operating Expenses and the Separate Account Annual Expenses will not be higher on the Contracts funded by VALIC Separate Account A, than they were when the Contracts were funded by VALIC Separate Account One and VALIC Separate Account Two.
The Company, for VALIC Separate Account One and VALIC Separate Account Two, determined the ratio of certain Annual Fund Operating Expenses and Separate Account Annual Expenses to the total net assets of VALIC Separate Account One and VALIC Separate Account Two, called the Expense Ratio. On April 1, 1987, the Expense Ratio was calculated to determine the Maximum Expense Ratio.
The Company guarantees that the amount of the Expense Ratio will never exceed the amount of the Maximum Expense Ratio.
The Maximum Expense Ratio for the GUP Contracts is 1.4157% and for the GTS-VA Contracts is 0.6966% on the first $25,434,267, 0.50% on the next $74,565,733 and 0.25% of the excess over $100 million of the total of the total net assets in the Separate Account attributable to your plan.
The Maximum Expense Ratio does not apply to extraordinary and non-recurring Fund Annual Expenses. These expenses may include certain liabilities and litigation associated with indemnification payments of VALIC Company I failing to qualify as a Regulated Investment Company under the Code. The Company believes that such expenses and liabilities, although possible, are unlikely to occur.
We may, as described below, determine that the Sales and Administrative Charge or separate account charges for the Contracts may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:
•
The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.
•
The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account Surrenders, thus reducing administrative costs.
•
Other factors of which we are not presently aware which could reduce administrative costs.
In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.
Payout Period

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer’s plan permits, you may apply all or a portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on a fixed, a variable, or a combination payout basis. If you do not elect a payout option, the payout option will mirror the allocation of investment options in your Contract upon annuitization. For example, if your Account Value is allocated solely to the Variable Investment Option upon annuitization and you have not made an election, a variable payout option will be applied, or if your Account Value is allocated to a Fixed Account Option, a fixed payout option will be applied. Similarly, if your Account Value is allocated to both Fixed Account and Variable Investment Options, a combination fixed and variable payout option will be applied.
Payout Payment on a Fixed Basis
Under a payout on a fixed basis, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:
•
Type and duration of payout option chosen;
•
Your age or your age and the age of your survivor(1);
•
Your gender or your gender and the gender of your survivor(1) (IRAs);
•
The portion of your Account Value being applied; and

•
The payout rate being applied and the frequency of the payments.

(1)
This applies only to joint and survivor payouts.
If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.
Assumed Investment Rate
An “Assumed Investment Rate” or “AIR” is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Investment Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected.
Payout Payments on a Variable Basis
With a payout, on a variable basis, you select your existing Variable Investment Option. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by the Variable Investment Option. The Payout Unit value is calculated just like the Purchase Unit value for the Variable Investment Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit values are calculated, see the SAI.
In determining the first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law) for all Contracts, except GTS-VA Contracts that are not sold under Section 403(b), which have an AIR of 3% (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Investment Option exceeds the AIR, subsequent payments will be greater than your first payment. If the investment experience of the Variable Investment Option is lower than the AIR, subsequent payments will be less than your first payment.
Payout Payments on a Combination of a Fixed and Variable Basis
With a combination fixed and variable payout, you may choose:
•
From your existing Variable Investment Option (payment will vary); with a
•
Fixed payout (payment is fixed and guaranteed).
Partial Annuitization
A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide your Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.
Payout Date
The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the 15th day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.
The following additional rules also apply when determining the payout date:
•
The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC’s consent.
•
The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.
•
Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.
•
In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59½ even if you are still working for the employer sponsoring the plan.
•
Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 72 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.
•
All contracts require distributions to commence within a prescribed period after the death of the owner/participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.
•
The contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.
For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans (“SEPs”) or IRAs, see “Federal Tax Matters” in this prospectus and in the SAI.
Payout Options
You may specify the manner in which your Payout Payments are made. You may select one of the following options for a Fixed Annuity, a Variable Annuity, or a combination Fixed and Variable Annuity, except that Payment for a Designated Period is available only as a fixed payout. This choice is a one-time permanent choice. Your Payout Payment annuity option may not be changed later and it may not be exchanged for a cash payment.
•
Life Only — payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.
•
Life with Guaranteed Period — payments are made to you during your lifetime, but if you die before the guaranteed period has expired, payments will continue to the Beneficiary for the rest of the guaranteed period, or take a lump-sum distribution. Under the GTS-VA Contracts, the Payout Payments must be at least $25 each.
•
Life with Cash or Unit Refund — payments are made to you during your lifetime. Upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant’s Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant’s Account at the time it was valued for the Payout Date, less the Payout Payments.
•
Joint and Survivor Life — payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for Beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment. For example, if the Annuitant dies before receiving a Payout Payment, the first Payout Payment will be made to the second designated person. If both Annuitant and the second designated person die before the first Payout Payment is made, no Payout Payments will be made.
•
Payment of a Specified Amount — payments in equal annual, semi-annual, quarterly or monthly installments are made to you of a specified dollar amount until the remaining balance is less than the specified dollar amount, at which time, the remaining balance will be paid to you.
•
Payment of Investment Income — payments are made to you, out of your Account Value placed in the Fixed Account Option, on an annual, semi-annual, quarterly or monthly basis. Payments are calculated by the net investment rate for the period multiplied by the remaining Account Value. Upon your death, payments will continue to your Beneficiary until the remaining balance is paid out. At any time, you may elect to receive a lump sum payment equal to the remaining Account Value.
•
Payment for a Designated Period — payments are made to you for a select number of years between one and 20. Upon your death, payments will continue to your Beneficiary until the designated period is completed. Payment for a designated period is available as a fixed payout option only.
Level Payments Option
The level payments enhancement is an option that can only be used if you have a GUP Contract and if you selected one of the first four payout options above. Under the level payments option, payments are made once each month during each payout year at a certain level determined for that year based on the investment performance of the Separate Account. The amount of the payments will be determined by dividing the payment amount by the current Payout Unit value to determine the number of Payout Units in each subsequent annual payment. For more information about payout options or enhancements of those payout options available under the contract, see the SAI.

Payout Information
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. The Variable Investment Option may result in your receiving unequal payments during the Payout Period. If payments begin before age 59½, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See “Federal Tax Matters.”
If a payout option selection is not made at least 30 days before the Payout Date, then:
•
Payments will be made under the life with guaranteed period option;
•
The payments will be guaranteed for a 10 year period;
•
The payments will be based on the allocation used for the Participant’s Purchase Payments;
•
The Fixed Account Option will be used to distribute payments to the Participant on a fixed payout basis; and
•
The Variable Investment Option will be used to distribute payments to the Participant on a variable payout basis.
Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.
Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.
Surrender of Account Value

When Surrenders are Allowed
You may withdraw all or part of your Account Value during the Purchase Period if:
•
allowed under federal and state law; and
•
allowed under your employer’s plan.
For Purchase Payments that are contributions made under your employer’s plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See “Surrender Restrictions” below.
For an explanation of charges that may apply if you surrender your Account Value, see “Fees and Charges” in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59½.
Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.
In accordance with state law, payments may be deferred up to six months after we receive a request for a full and immediate surrender of the Contract or certificate, including amounts accumulated in the Fixed Account Options, if approved in writing by the insurance commissioner of the state where the individual Contract is issued or where the group contract is issued for the certificate. If payment is deferred, interest will accrue until the payment is made.
VALIC may be required to suspend or postpone the payment of a withdrawal for more than 7 days when: (1) the NYSE is closed
(other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Investment Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.
Surrender Process
If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form or information required in other approved media and submit it to the Annuity Service Center. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order.
We may be required to suspend or postpone payments if redemption of the Stock Index Fund’s shares have been suspended or postponed. See the VALIC Company I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.
We may receive a surrender request for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check or the electronic funds transfer clears.
We may defer payment of the surrender value in the Fixed Account Option for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.

Amount That May Be Surrendered
The amount that may be surrendered during the Purchase Period can be determined as follows:
Allowed surrender value	= (equals)	The Account Value next computed after your properly completed request for surrender is received at the Annuity Service Center
There is no guarantee that the surrender value in a Variable Investment Option will ever equal or exceed the total amount of your Purchase Payments received by us.
Surrender Restrictions
Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59½, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer’s plan.
Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70½, retirement or other termination of employment or death.
Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:
•
death benefits; and
•
certain small amounts approved by the State of Florida.
Under the Louisiana State Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted unless they are rollovers to another qualified plan or IRA.
Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.
Partial Surrenders
You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Option and the Variable Investment Option.
The reduction in the number of Purchase Units credited to your Account Value will equal:
The amount surrendered	÷ (divided by)	Your Purchase Units next computed after the written request for surrender is received at our Home Office.
Exchange Privileges

From time to time, we may allow you to exchange an older variable annuity issued by VALIC for a newer product with more current features and benefits issued by VALIC. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

Benefits Available Under the Contract

The following tables summarize information about the benefits available under the Contract.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the greater of Account Value or Net Purchase Payments	No Charge
•Payable only during the Purchase Period
•Generally payable only if death occurs on or after age 70
•Payable in any state where the interest guaranteed death
benefit is not available, even if death occurs before age 70
•Withdrawals may significantly reduce the benefit

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge	•No more than one systematic withdrawal election may be in effect at any time •We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Loans	Provides tax-free access to amounts invested in Fixed Account Option	$60 application fee (per loan, where permitted by state law) Maximum net interest rate 7%	•Available only during the Purchase Period •May not be taken against amounts invested in the Variable Investment Option •Interest will accrue on outstanding loan amounts •Minimum loan amount is $1,000
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Investment Option

Death Benefits

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.
The Process
VALIC requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact a VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.
If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be paid.
Beneficiary Information
The Beneficiary may receive death benefits:
•
In a lump sum;
•
In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or
•
In a manner consistent with Code section 401(a)(9) or 72(s).
Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.
Spousal Beneficiaries. A spousal Beneficiary may receive death benefits as shown above or, in the case of a qualified Contract, may either delay any distributions until the Annuitant would have reached age 72 or roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates.
Beneficiaries Other Than Spouses. If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:
•
In full within 5 years after the year of the Annuitant’s death; or
•
By payments beginning within 1 year after the year of the Annuitant’s death under:
1.
A life annuity;
2.
A life annuity with payments guaranteed to be made for at least a specified fixed period; or
3.
An annuity or other stream of payments for a designated period not exceeding the Beneficiary’s life expectancy.
If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.
Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.
During the Purchase Period
If death occurs during the Purchase Period, the death benefit will be the greater of:
•
Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC; or
•
100% of Purchase Payment (to the Fixed and/ or the Variable Investment Option)
– (minus)
The amount of all prior withdrawals and any portion of Account Value applied under a payout option
As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
During the Payout Period
If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the “Payout Period” section of this prospectus.
•
If the life only option or joint and survivor life option was chosen, there will be no death benefit.
•
If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:
1.
Receive the present value of any remaining payments in a lump sum;
2.
Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or
3.
Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.
Death Benefits will not be provided during the Payout Period for certain unallocated GUP and GTS-VA Contracts.
Additional Information About Loans

The Contract offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans (IRAs), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a tax penalty may apply (including on a loan that is not repaid).
Interest Charged for a Loan
For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 7.00%. For Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter.
The Effects of a Loan on Account Value, Payout Payments and the Death Benefit
A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account Option(s) and placed in an account outside of your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
Other Contract Features

Changes That May Not Be Made
The following terms in the Contracts may not be changed once your account has been established:
•
The Contract Owner;
•
The Participant; and
•
The Annuitant.
Change of Beneficiary
The Beneficiary (if not irrevocable) may usually be changed at any time.
Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.
If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant’s estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner, or the Contract Owner’s estate.
If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary’s estate.
The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.
We Reserve Certain Rights
We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Investment Option offered under the Contracts. For example, we may add new Variable Investment Options to expand the offerings for an asset class. We may move assets and re-direct future premium allocations from one Variable Investment Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new
Variable Investment Option offered may have different Fund fees and expenses.
We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.
We reserve the right to:
•
Stop accepting new Participants under a group Contract, under certain circumstances;
•
Amend the GUP Contracts to increase all charges and annuity purchase rates (such change will not affect Participants already invested in a GUP Contract);
•
Amend the GUP Contracts (except where prohibited by the 1940 Act) for Participants whose total Purchase Payments are greater than 200% of the amount of first-year Purchase Payment(s) made on his/her behalf;
•
Amend GUP contracts issued under GUP contract form GVA-SA1 after five years of your participation in the Contract to change any terms of the Contract upon 90 days written notice to you (except where prohibited by the 1940 Act);
•
Amend GTS-VA Contracts issued under GTS-VA contract form GVA-SA2 in connection with certain 403(b) and 401 plans for self-employed individuals to increase the deduction for Sales and Administrative Charge after the end of the first year of the Contract. Contract amendments may affect rates and Fund Annual Expenses adversely applicable to Participants for Purchase Payments at an annual rate of up to 200% of the first year Purchase Payment made for each such Participant;
•
Amend the Payout rate applicable to Purchase Payments after the tenth year of the Contract; Operate VALIC Separate Account A as a management investment company under the applicable securities laws, in consideration of an investment management fee or in any other form permitted by law;
•
Deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.
Relationship to Employer’s Plan
If the Contract is under a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the descriptions of the Contracts in this prospectus.
Assigning Your Contract
For most Contracts issued under qualified retirement plans or eligible deferred compensation plans of government employers, you will not be permitted to assign, sell or pledge your Contract to any person or organization, other than the Company, unless your contract is owned by a trustee or custodian and the trust or custodial accounts comply with applicable nontransferable requirements. GUP Contracts not issued under GUP contract form GVA-SA1 and GTS-VA Contracts that are issued under GTS-VA contract form GVA-SA2 are not assignable unless permitted under applicable law. GUP Contracts that are issued under GUP contract form GVA-SA1 are not assignable.
Voting Rights

As discussed in the “About VALIC Separate Account A” section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Fund that comprise the Variable Investment Option. From time to time the Stock Index Fund may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.
Who May Give Voting Instructions
During the Purchase Period, subject to any contrary provisions in the plan, Participants will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.
You will not have the right to give voting instructions if your Contract was issued in connection with a nonqualified unfunded deferred compensation plan.
Determination of Fund Shares Attributable to Your Account
During the Purchase Period. The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.
During the Payout Period or After a Death Benefit has been Paid. The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.
How Fund Shares are Voted
The Fund that comprises the Variable Investment Option in the Contracts may have a number of shareholders including VALIC Separate Account A, other affiliated insurance company separate accounts and public shareholders.
VALIC Separate Account A will vote all of the shares of the Fund it holds based on, and in the same proportion as, the instructions given by all Participants invested in the Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Fund it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received. One effect of proportional voting is that a small number of Contract Owners may determine the outcome of a vote.
In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.
Federal Tax Matters

The Contracts generally provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under “Premium Tax Charge.” Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general informational purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.
Types of Plans
Tax rules vary, depending on whether the Contract is offered under your employer’s tax-qualified retirement program, or an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under many types of retirement arrangements, including the following:
•
Section 403(b) annuities for employees of public schools, community colleges, colleges and universities, and other section 501(c)(3) tax-exempt organizations;
•
Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals);
•
Section 408(b) traditional IRAs;
•
Section 408A Roth IRAs;
•
Section 457 deferred compensation plans of governmental and tax-exempt employers;
•
Section 408(k) SEPs and SARSEPs; and
•
Section 408(p) SIMPLE retirement accounts.
Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements generally are referenced in this document as “Qualified Contracts.” Note that the specific terms of the governing employer plan may limit a participant’s rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.
Tax Consequences in General
Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.
Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute “investment in the Contract.” All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to non-natural owners of nonqualified Contracts.
Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the Internal Revenue Service (“IRS”) indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes (investor control). If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.
Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as “amounts not received as an annuity” in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.
Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59½ are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. The SAI lists a number of additional exceptions to the 10% early withdrawal penalty. Please consult with your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.
In addition, distributions from certain contracts may be subject to a 3.8% tax on net investment income on investment income in excess of applicable thresholds for Modified Adjusted Gross Income (“MAGI”; $250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the applicable MAGI threshold will be required to pay this tax on net investment income in excess of that threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.
On December 20, 2019, the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. Additionally, the SECURE 2.0 Act of 2022 (SECURE 2.0) was passed on December 29, 2022. The SECURE and SECURE 2.0 Acts include many provisions affecting Qualified Contracts, including:
•
an increase in the age at which required minimum distributions (RMDs) generally must commence. The updated RMD ages are:
○
Age 75 if you were born on or after January 1, 1960
○
Age 73 if you were born on or after January 1, 1951 and before January 1, 1960
○
Age 72 if you were born on or after July 1, 1949 and before January 1, 1951
○
Age 70½ if you were born before July 1, 1949
•
new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);
•
elimination of the age 70½ restriction on IRA contributions for tax years beginning in 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70½ IRA contributions);
•
new exceptions to the 10% additional tax on early distributions, for the birth or adoption of a child, which also became an allowable plan distribution event (starting in 2020) for terminal illness and for eligible distributions for domestic abuse victims (starting in 2024);
•
expansion of distribution and loan rules (including loan repayment) for qualified disaster recovery distributions from certain employer-sponsored retirement plans and IRAs; and,
•
a reduction of the earliest permissible age for in-service distributions from pension plans and governmental Section 457 plans to 59½, starting in 2020.
Some provisions in these acts are subject to the terms of an employer’s retirement plan.
The foregoing is not an exhaustive list. The SECURE and SECURE 2.0 Acts included many additional provisions affecting Qualified Contracts. Additionally, on July 19, 2024, the IRS and Treasury Department released final regulations and proposed regulations under Code section 401(a)(9). The proposed regulations include proposed updates for the RMD changes made by the SECURE Act.
It is the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.
Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.
Important Information Regarding 403(b) Regulations
On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.
In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer’s 403(b) plan upon its establishment, but no later than by January 1, 2009.
The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.
Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Separate Account or of the Company to meet its obligations under the variable annuity contracts.
Various lawsuits against the Company have arisen in the ordinary course of business. As of the date of this prospectus, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Separate Account or of the Company to meet its obligations under the variable annuity contracts.
Financial Statements

Information about the financial statements of the Company and the Separate Account and American Home (if applicable to you) are included in the SAI. Instructions for obtaining the SAI can be found on the back cover of this prospectus. We encourage both existing and prospective contract owners to read and understand the financial statements.

Appendix A — Funds Available Under the Contract

The following Fund is available under the Contract. More information about the Fund is available in the prospectus for the Fund, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542.
The current expenses and performance information below reflect fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. The Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser	Current Expenses	Platform Charge[2]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2024)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Stock Index Fund[1,3] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management, LLC	0.23%	None	0.23%	24.66%	14.17%	12.74%
1 A VALIC Company I Fund.
2 A Platform Charges may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.
3 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
A-1

Appendix B — State Contract Variability

Prospectus	Provision Availability or Variation	Issue State
Annuity Options	The level payments option is not available in these states.	California Maine New Jersey Pennsylvania
Premium Tax	We deduct premium tax charges of 0.50% for Qualified Contracts and 2.35% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	California
Premium Tax	We deduct premium tax charges of 2.0% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Maine
Premium Tax	We deduct premium tax charges of 3.5% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Nevada
Premium Tax
For the first $500,000 in the Contract, we deduct premium tax charges of 1.25% for Non-Qualified
Contracts based on total Purchase Payments when you begin the Payout Period. For any amount in excess of $500,000 in the Contract, we deduct front-end premium tax charges of 0.08% for Non-Qualified
Contracts based on total Purchase Payments when you begin the Payout Period.
South Dakota
Premium Tax	We deduct premium tax charges of 1.00% for Qualified Contracts and 1.00% for Non-Qualified Contracts based on contract value when you begin the Payout Period.	West Virginia
Premium Tax	We deduct premium tax charges of 1.00% for Non-Qualified contracts based on total Purchase payments when you begin the Payout Period.	Wyoming
B-1

The Statement of Additional Information (SAI) contains additional information about the Contract, the Company, and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. You may request a free copy of the SAI or submit inquiries by:
•
Mailing: Annuity Service Center, P.O. Box 15648, Amarillo, Texas 79105
•
Calling: 1-800-448-2542
•
Visiting: www.corebridgefinancial.com/rs/prospectus-and-reports/annuities
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier: C000004707
© 2025 Corebridge Financial, Inc.
All Rights Reserved.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER GROUP UNIT PURCHASE AND GROUP FIXED
AND VARIABLE DEFERRED ANNUITY CONTRACTS
(GUP AND GTS-VA CONTRACTS)

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2025
This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to that set forth in the prospectus for GUP and GTS-VA dated April 28, 2025, and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained free of charge by calling or writing The Variable Annuity Life Insurance Company (the “Company”), at Retirement Services Center, P.O. Box 15648, Amarillo, Texas 79105; 1-800-448-2542. Prospectuses are also available on the internet at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities.

2

General Information about the Contract

Flexible payment deferred annuity contracts (“Contracts”) are offered in connection with the prospectus to which this SAI relates. Under flexible payment deferred annuity Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. The Contracts are non-participating and will not share in any of the profits of the Company.

General Information and History about VALIC and the Separate Account

Information about VALIC and the Separate Account, including their dates and forms of organization, as well as a description of VALIC’s business and other information, can be found under “About VALIC” and “About VALIC Separate Account A” in the section titled “General Information” of the prospectus.

Services

Not applicable.

Custodian

VALIC acts as custodian of the Separate Account. VALIC has custody of all assets and cash of the Separate Account and handles the collection of proceeds of shares of the Funds bought and sold by the Separate Account.

Additional Information regarding Federal Tax Matters

Note: Discussions regarding the tax treatment of any annuity contract or retirement plan and program are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company’s understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances. We do not guarantee the tax status or treatment of your annuity.
This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and after death.
It is VALIC’s understanding, confirmed by Internal Revenue Service (‘‘IRS”) Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Internal Revenue Code of 1986, as amended (‘‘Code”) does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.
For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts or other entities as agents for an individual).
Tax Consequences of Purchase Payments
403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees to the extent aggregate Purchase Payments
3

do not exceed several competing tax law limitations on contributions. Separate limitations apply to employee elective deferrals, and to the total of employer contributions and to your voluntary and nonelective salary reduction contributions. Income tax exclusions generally do not apply to Roth 403(b) contributions, which are made on an after-tax basis; however, these contributions are included for purposes of applying limitations to the total of the contributions for the year. Roth 403(b) employee contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.
For 2025, your elective deferrals are generally limited to $23,500. If available under the terms of your employer-sponsored plan, individuals with 15 or more years of service with certain qualifying employers may be eligible to contribute up to an additional $3,000 in deferrals, subject to certain limitations based upon prior such contributions and contributions generally. In addition, age-based “catch-up” contributions of up to $7,500 are permitted for individuals who will be age 50 by the end of the 2025 calendar year, except those individuals who attain the age of 60, 61, 62, or 63 in 2025 will be eligible for up to $11,250 in catch up contributions. When applicable, the additional contribution for individuals with 15 or more years of service with the employer, and the age-based catch-up, may be used in the same year. However, the 15-year contribution must be applied first. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $70,000, or up to 100% of “includible compensation” as defined in the Code for 403(b) plans. The 15-year contributions and age-based catch-up contributions generally are in addition to these limitations. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.
401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan. Starting in 2023, plans may permit an employee to designate employer matching or nonelective contributions as Roth contributions.
408(b) Individual Retirement Annuities (“408(b) IRAs” or “Traditional IRAs”). For 2025, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $7,000 or 100% of compensation ($8,000 if you are age 50 or older), and are generally fully deductible in 2025 only by individuals who:
(i)
are not active Participants in another retirement plan, and are not married;
(ii)
are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple’s adjusted gross income is less than $236,000;
(iii)
are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $79,000; or
(iv)
are active Participants in another retirement plan, are married, and have adjusted gross income of less than $126,000.
Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 or (iv) by less than $20,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses’ Contracts cannot exceed the lesser of $14,000 or 100% of the working spouse’s earned income, and no more than $7,000 may be contributed to either spouse’s IRA for any year. The $14,000 limit increases to $16,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).
You may be eligible to make nondeductible IRA contributions of an amount equal to the lesser of:
(i)
$7,000 ($8,000 if you are age 50 or older; $14,000 for you and your spouse’s IRAs, or $16,000 if you are both age 50 or older) or 100% of compensation; or
(ii)
your applicable IRA deduction limit.
You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.
408A Roth Individual Retirement Annuities (“408A Roth IRAs” or “Roth IRAs”). For 2025, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $7,000 or 100% of compensation ($8,000 if you are age 50 or older), and a full contribution may be made only by individuals who:
(i)
are unmarried and have adjusted gross income of less than $150,000; or
(ii)
are married and filing jointly and have adjusted gross income of less than $236,000.
4

The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $236,000 and $246,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $246,000. Similarly, the contribution is reduced for those who are single with modified AGI between $150,000 and $165,000, with no contribution for singles with modified AGI over $165,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.
All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.
457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.
This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2025, if the program is an eligible deferred compensation plan (an “EDCP”), you and your employer may contribute (and defer tax on) the lesser of $23,500 or 100% of your “includible” compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age under the plan and, for governmental plans only, age-based catch-up deferrals up to $7,500 are also permitted for individuals age 50 or older, except those individuals who attain the age of 60, 61, 62, or 63 in 2025 will be eligible for up to $11,250 in catch-up contributions. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age-based catch-up, in the same year.
The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer’s general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present ownership rights in the Contract and is entitled to payment only in accordance with the EDCP provisions and, where applicable, any trust under which the Contract may be held.
Simplified Employee Pension Plan (“SEP”). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees’ compensation. Employer contributions are excludable from employees’ taxable income. For 2025, the employer may contribute up to 25% of your eligible compensation or $70,000, whichever is less.
Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP (known as SARSEPs). Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2025, the limit is $23,000. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.
SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2025, employee salary reduction contributions cannot exceed $16,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.
Nonqualified Contracts. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual), however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.
Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.
5

An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The assets invested in the Contract are owned by the employer and remain subject to the claims of the employer’s general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.
Tax Consequences of Distributions
403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:
(1)
attainment of age 59 ½;
(2)
severance from employment;
(3)
death;
(4)
disability;
(5)
qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon);
(6)
termination of the plan (if the plan sponsor meets the criteria of IRS guidance to terminate the plan);
(7)
birth or adoption of a child (subject to limitations).
(8)
qualified reservist distributions; and
(9)
distribution of lifetime income investments within a certain period.
Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.
A plan under which a 403(b) annuity is held may impose additional restrictions.
As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:
(1)
distributions of Roth 403(b) contributions;
(2)
qualified distributions of earnings on Roth 403(b) contributions; and
(3)
other after-tax amounts in the Contract.
Distributions of Roth 403(b) contributions are tax-free. “Qualified” distributions of earnings on Roth 403(b) contributions made upon attainment of age 59 ½, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer’s Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Generally, distributions of other after-tax contributions to the Contract are tax-free and earnings on them are taxed as ordinary income.
401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee’s after-tax contributions (investment in the Contract). If you or your Beneficiary receive a “lump sum distribution” (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities except that for plan years beginning after December 31, 2018, earnings on elective deferrals may be included in qualified hardship distributions from 401(k) plans. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.
408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for such conversions, regardless of marital status, as were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.
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408A Roth IRAs. “Qualified” distributions upon attainment of age 59 ½, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer’s first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.
457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non- governmental tax-exempt employer, otherwise made available to the recipient.
Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.
Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post- August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner’s investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.
When payments are received as an annuity, the Contract Owner’s investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.
Special Tax Consequences — Early Distribution
403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:
(1)
death;
(2)
disability;
(3)
separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k) and 403(a) plans);
(4)
separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 ½;
(5)
distributions that do not exceed the employee’s tax-deductible medical expenses for the taxable year of receipt (without regard to whether deductions are itemized for the taxable year);
(6)
distributions to an alternate payee pursuant to a domestic relations order;
(7)
payments of up to $22,000 made in connection with federally-declared disasters;
(8)
qualifying distributions upon the birth or adoption of a child;
(9)
terminal illness;
(10)separation from service for (i) public safety employees of a governmental plan or (ii) firefighters, after age 50 or at least 25 years of service under the plan (only applies to 403(b), 401(a)/(k) and 403(a) plans);
(11)payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers;
(12)distributions to a domestic abuse victim; and
(13)certain amounts for emergency personal expenses.
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Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.
Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from the 10% penalty tax:
(1)
distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;
(2)
distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild;
(3)
distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive weeks; and
(4)
distributions of net income attributable to excess IRA contributions (subject to conditions).
Other exceptions may be applicable under certain circumstances.
408A Roth IRAs. Distributions, other than “qualified” distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as for other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.
457 Plans. Distributions generally may be made under an EDCP prior to severance from employment only upon attainment of age 59 ½, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient’s gross income in the year paid. Such distributions are not subject to the 10% early withdrawal penalty tax. The plan may impose additional restrictions on distributions.
Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 ½ under a nonqualified Contract, unless the distribution is:
(1)
to a Beneficiary on or after the Contract Owner’s death;
(2)
upon the Contract Owner’s disability;
(3)
part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 ½;
(4)
made under an immediate annuity contract; or
(5)
allocable to Purchase Payments made before August 14, 1982.
Special Tax Consequences — Required Distributions
403(b) Annuities. Generally, required minimum distributions are required to be distributed from pre-tax amounts accumulated under the Contract. The Code requires that RMDs during the lifetime of the Participant generally commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains RMD age or the calendar year in which the Participant retires. The RMD ages are:
•
Age 73 if you were born January 1, 1951 or later.
•
Age 72 if you were born on or after July 1, 1949, and before January 1,1951.
•
Age 70½ if you were born before July 1,1949.
•
The RMD age is due to increase to age 75 after December 31, 2032.
Generally, the same minimum distributions requirements applied to Roth amounts accumulated under the Contract with respect to years starting prior to January 1, 2024. With respect to years starting after December 31, 2023, minimum distribution requirements do not apply to Roth amounts during the Contract Owner’s lifetime.
In general, the amounts of RMDs must be determined under the IRS’ Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary not more than 10 years younger than the Participant, or if the Participant’s spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint and last survivor life expectancy. Different
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RMD rules apply to Contracts that are annuitized. A penalty tax of 25% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.
Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:
(i)
must begin to be paid when the Participant attains age 75 or retires, whichever is later; and
(ii)
the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the “50% rule”).
The 50% rule will not apply if a Participant’s spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of Code section 403(b)(10).
Upon the Participant’s death, any remaining amounts in the Contract must be distributed in accordance with the RMD requirements of federal income tax law. These distributions must be made over a time period that depends on whether the death occurs before the RMDs were required to begin, the type of Beneficiary and whether the beneficiary is the participant’s surviving spouse. The information provided below applies to Participants who die after 2019 (after 2021 for certain governmental and collectively bargained retirement plans). For Participants’ deaths prior to such dates, individuals should consult their personal tax advisor regarding the applicable after-death RMD requirements.
If a Beneficiary is a “designated beneficiary” (other than an EDB, described below), the entire amount in the Contract must be distributed within 10 years after the Participant’s death.
If the Beneficiary is an eligible designated beneficiary (“EDB”), Contract amounts generally either must be paid to the Beneficiary within 10 years after the Participant’s death, or must begin by December 31st of the year following the year of death and be paid over the lifetime or single life expectancy of the Beneficiary. Exceptions to this rule may apply in the case of a beneficiary who is also the participant’s spouse.
Eligible designated Beneficiaries are generally designated beneficiaries who are also:
•
the surviving spouse of the plan participant or IRA owner;
•
a minor child of the plan participant or IRA owner;
•
a qualifying disabled or chronically ill beneficiary; or
•
an individual who is not more than ten years younger than the Participant or IRA owner;
If the Beneficiary is not a designated beneficiary, the Beneficiary must receive the entire amount in the Contract within 5 years after the Participant’s death.
Additional rules, requirements and exceptions may apply. Individuals should consult their personal tax advisor.
A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.
401(a)/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.
408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:
(1)
there is no exception for pre-1987 amounts; and
(2)
there is no available postponement past April 1 of the calendar year following the calendar year in which you attain RMD age.
A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.
408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner’s lifetime, but generally do apply after the Contract Owner’s death.
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A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.
457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.
Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner’s lifetime, and generally do not limit the duration of annuity payments.
However, at the Contract Owner’s death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant’s spouse.
Tax-Free Rollovers, Transfers and Exchanges
403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k) or eligible Roth 457(b) account. Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.
401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for qualified plans are generally the same as described for 403(b) Annuities.
408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.
408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA.
Special, complicated rules governing holding periods and avoidance of the 10% penalty tax apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.
408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the 2-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.
457 Plans. Tax-free transfer of EDCP amounts from tax-exempt employers are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, or 408(b) IRAs, are permitted under certain circumstances.
Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035 of the Code, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.
Effect of Tax-Deferred Accumulations
The chart below compares the results from contributions made to:
•
A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);
10

•
A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and
•
Taxable accounts such as savings accounts.

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred account (shown above as “Taxable Account”); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as “Nonqualified Contract Tax-Deferred Annuity”); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as “Tax-Deferred Annuity”). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges or any advisory fees paid to financial intermediaries from contract value or other assets of the owner, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 ½. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.
Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.
To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.
By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:
Paycheck Comparison
	Tax-Favored Retirement Program	Taxable Account
Annual amount available for savings before federal taxes	$2,400	$2,400
Current federal income tax due on Purchase Payments	0	$(600)
Net retirement plan Purchase Payments	$2,400	$1,800
This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account
11

requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.
Foreign Account Tax Compliance Act (“FATCA”)
U.S. persons should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity holding accounts on behalf of U.S. persons if such entity fails to provide applicable certifications to the U.S. government. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary. Prospective purchasers with accounts in foreign financial institutions or foreign entities should consult with their tax advisor regarding the application of FATCA to their purchase.
Other Withholding Tax
A non-resident Contract Owner that is not exempt from United States federal withholding tax should consult a tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Exchange Privilege

From time to time, we may allow you to exchange an older variable annuity issued by VALIC into VALIC’s Portfolio Director Plus Fixed and Variable Annuity Product (“Portfolio Director”), a newer product with more current features and benefits. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. You may exchange the Contracts into Portfolio Director as discussed below. See the Portfolio Director prospectus for more details concerning the Portfolio Director investment options and associated fees.
Exchanges From SA-1 and SA-2 Contracts
(GUP-64, GUP-74, GTS-VA)
Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director (“Exchanged Amount”). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.
Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from 0.21% to 0.85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant’s Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director.
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Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a “grandfathering” arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.)
Under Portfolio Director, various divisions of VALIC Separate Account A are available. Each division invests in a different mutual fund. See the Portfolio Director prospectus for information on variable and fixed account options.
Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for “betterment of rates.” Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Purchase Unit Value

Purchase Unit value is discussed in the prospectus under “Purchase Period.” The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:
Gross Investment Rate
=	(equals)
The Division’s investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
÷	(divided by)
The value of the Division for the immediately preceding day on which the values are calculated.
We calculate the gross investment rate as of 4:00 p.m. Eastern Standard Time, on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:
Net Investment Rate
=	(equals)
Gross Investment Rate (calculated in Step 1)
–	(minus)
Separate Account charges.
Step 3: Determine Purchase Unit Value for that day.
Purchase Unit Value for that day.
=	(equals)
Purchase Unit Value for the immediately preceding day.
×	(multiplied by)
Net Investment Rate (as calculated in Step 2) plus 1.00.
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The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):
Illustration of Calculation of Purchase Unit Value
1.	Purchase Unit value, beginning of period	$1.800000
2.	Value of Fund share, beginning of period	21.200000
3.	Change in value of Fund share	.500000
4.	Gross investment return (3)÷(2)	.023585
5.	Daily separate account fee	$.000027
6.	Net investment return (4)—(5)	.023558
7.	Net investment factor 1.000000+(6)	$1.023558
8.	Purchase Unit value, end of period (1)×(7)	$1.842404
Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)
1.	First Periodic Purchase Payment	$100.00
2.	Purchase Unit value on effective date of purchase (see example above)	$1.800000
3.	Number of Purchase Units purchased (1)÷(2)	55.556
4.	Purchase Unit value for valuation date following purchase (See example above)	$1.842404
5.	Value of Purchase Units in account for valuation date following purchase (3)×(4)	$102.36

Payout Payments

Assumed Investment Rate
The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3½% per annum (3% for GTS-VA Contracts sold in connection with section 403(b) plans). However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3½% (or 3%) rate described in the Prospectus. The foregoing Assumed Investment Rates are used merely to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.
Amount of Payout Payments
The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the payout option selected, and the age of the Annuitant.
The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Progressive Annuity Tables for GUP Contracts. GTS-VA Contracts use the 1949 male annuity mortality tables at 3% for Contracts sold in connection with section 403(b) plans and the Progressive Annuity Table (assuming all births in 1915) at 3½% for all other Contracts.
The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.
In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Units on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the Assumed Investment Rate referred to above. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed
14

Investment Rate and a factor of .999906 is applied to Contracts containing a 3.5% Assumed Investment Rate. (Calculation of the net investment factor is discussed in the Prospectus under “Purchase Period — Purchase Unit Value.”) This is true for all annuity options except the sixth payout option described in the Prospectus (see “Payout Period”). Under the sixth payout option, the amount of subsequent payments remains fixed but the number of payments varies with the experience of Divisions 10A and 10B for GUP and GTS-VA, respectively.
Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3½% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1½ percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2½ percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.
Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.
Payout Unit Value
The value of a Payout Unit is calculated at the same time the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See “Purchase Period” in the prospectus.) The calculation of the Payout Unit value for any period is determined by multiplying the Payout Unit value for the immediately preceding period by the net investment factor for the date for which the Payout Unit value is being calculated. (The net investment factor used is the net investment factor used to calculate the Purchase Unit value described in the Prospectus under “Purchase Period.”) To avoid the crediting of “double interest,” the result is then multiplied by a factor to neutralize the Assumed Investment Rate built into the annuity table contained in the Contract. For example, a factor of .999919 is applied to Contracts containing a 3% Assumed Investment Rate, and a factor of .999906 is applied to Contracts containing a 3½% rate.
The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.
Illustration of Calculation of Payout Unit Value

1.	Payout Unit value, beginning of period	$1.000000
2.	Net investment factor for period	1.019991
3.	Daily adjustment for 3.5% Assumed Investment Rate	.999906
4.	(2)x(3)	1.019895
5.	Payout Unit value, end of period (1)x(4)	$1.019895
Illustration of Payout Payments
Any Annuitant age 65, Life Annuity with 120 Payments Certain
1.	Number of Purchase Units at Payout Date	10,000.00
2.	Purchase Unit value	$1.000000
3.	Purchase Value of Contract (1)×(2)	$10,000.00
4.	First monthly annuity payment per $1,000 of Accumulation Value	$5.63
5.	First monthly annuity payment (3)×(4)÷1,000	$56.30
6.	Payout Unit value	$1.000000
7.	Number of Payout Units (5)÷(6)	56.30
8.	Assume Payout Unit value for second month equal to	$.997000
9.	Second monthly Payout Payment (7)×(8)	$56.13
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10.	Assume Payout Unit value for third month equal to	$.980000
11.	Third monthly Payout Payment (7)×(10)	$55.17

Distribution of Annuity Contracts

The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia.
The Contracts are no longer offered to new plans but may be available to participants in plans with an existing Contract. Previously, the Contracts were sold in a continuous offering by licensed insurance agents who were registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority (“FINRA”).
Corebridge Capital Services, Inc. (“Distributor”) is the distributor for VALIC Separate Account A. Distributor, an affiliate of the Company, is located at 30 Hudson Street, 16th Floor, Jersey City, NJ 07302. The Distributor is a Delaware corporation and a member of FINRA.
VALIC no longer pays commissions to financial professionals for sales or subsequent Purchase Payments made into the Contracts. The commissions which were paid by the Company did not result in any charge to Contract Owners or to VALIC Separate Account A.
Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. The Company has not paid any sales commissions with respect to sales of the Contract for the past three fiscal years ended December 31.

Experts

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A, The Variable Annuity Life Insurance Company (“VALIC”), and American Home Assurance Company.
You may obtain a free copy of these financial statements if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019, call us at 1-800-448-2542, or visit www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. The financial statements have also been filed with the SEC and can be obtained through its website at www.sec.gov.
The following financial statements incorporated by reference within the SAI included on the most recent Form N-VPFS filed with the SEC have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
•
The Audited statement of assets and liabilities of The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life Insurance Company as of December 31, 2024, and the related statements of operations and changes in net assets for each of the two years in the period then ended December 31, 2024.
•
The Audited Statutory Financial Statements and Supplemental Information of The Variable Annuity Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2024, and December 31, 2023, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024.
The following financial statements incorporated by reference within the SAI included on the most recent Form N-VPFS filed with the SEC have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
•
The Audited Statutory Basis Financial Statements of American Home Assurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2024, and December 31, 2023, and the related statutory statements of operations, and of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2024.
The financial statements of VALIC should be considered only as bearing on the ability of VALIC to meet its obligation under the contracts. You should only consider the statutory financial statements of American Home Assurance Company (“American Home”) that we include in the Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under Policies issued prior to December 29, 2006, at 4:00 p.m.
16

Eastern Time (“Point of Termination”). Policies with an issue date after the Point of Termination are not covered by the American Home guarantee.

Comments on Financial Statements

The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.
Divisions 10A and 10B are the only Divisions available under the Contracts described in the prospectus.
You should only consider the statutory financial statements of American Home Assurance Company included in this SAI as bearing on the ability of American Home Assurance Company, as guarantor, to meet its obligations under the guarantee with respect to Contracts with a date of issue of December 29, 2006 or earlier.
© 2025 Corebridge Financial, Inc.
All Rights Reserved.
17

Part C — Other InformatiON
Item 27.

Exhibit Number	Description	Location
(a)(1)
Resolutions adopted by The Variable Annuity
Life Insurance Company Board of Directors
at its Annual Meeting of April 18, 1979,
establishing The Variable Annuity Life
Insurance Company Separate Account A.

Incorporated by reference to Post-Effective Amendment
No. 17 to Form N-4 Registration Statement (File
No.033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
2000, Accession No. 0000950129-97-001680.

(a)(2)	Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.
Incorporated by reference to Post-Effective Amendment
No. 57 to Form N-4 Registration Statement (File
No. 002-32783/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2003, Accession No. 0000950129-03-002382.

(b)	Custodial Agreements.	Not Applicable.
(c)
Distribution Agreement between The
Variable Annuity Life Insurance Company,
The Variable Annuity Life Insurance
Company Separate Account A and AIG
Capital Services, Inc. effective as of
December 31, 2018.

Incorporated by reference to Post-Effective Amendment
No. 26 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2019, Accession No. 0001193125-19-128514.

(d)(1)	Form of Group Annuity Contract (Form GTS-VA-1).
Incorporated by reference to Post-Effective Amendment
No. 17 to Form N-4 Registration Statement (File
No.033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
2000, Accession No. 0000950129-98-001757.

(d)(2)	Form of Group Annuity Contract (Form GUP-64).
Incorporated by reference to Post-Effective Amendment
No. 17 to Form N-4 Registration Statement (File
No.033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
2000, Accession No. 0000950129-98-001757.

(d)(3)	Form of Group Annuity Contract (Form GUP-74).
Incorporated by reference to Post-Effective Amendment
No. 17 to Form N-4 Registration Statement (File
No.033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
2000, Accession No. 0000950129-98-001757.

(d)(4)	Contract Endorsement Form.
Incorporated by reference to Post-Effective Amendment
No. 27 to Form N-4 Registration Statement (File
No. 333-137942/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 28,
2020,Accession No. 0001683863-20-006208.

(e)(1)	Form of Application for Annuity Contract Forms IFA-582, GFA-582, GUP 64/74 and GTSVA.
Incorporated by reference to Post-Effective Amendment
No. 17 to Form N-4 Registration Statement (File
No.033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
2000, Accession No. 0000950129-98-001757.

(e)(2)	Form of Group Master Application for Group Unit Purchase Annuity (GUP 64/74).
Incorporated by reference to Post-Effective Amendment
No. 17 to Form N-4 Registration Statement (File
No.033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
2000, Accession No. 0000950129-98-001757.

(e)(3)	Form of Endorsement to Nonqualified Deferred Compensation Plan.
Incorporated by reference to Post-Effective Amendment
No. 54 to Form N-4 Registration Statement (File
No. 002-32783/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 28,
2000, Accession No. 0000950129-00-002030.

(f)(1)	Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company effective as of April 28, 1989.
Incorporated by reference to Post-Effective Amendment
No. 17 to Form N-4 Registration Statement (File
No.033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
2000, Accession No. 0000950129-97-001680.

Exhibit Number	Description	Location
(f)(2)	Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company as amended through April 28, 1989, effective March 28, 1990.
Incorporated by reference to Post-Effective Amendment
No. 17 to Form N-4 Registration Statement (File
No.033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
2000, Accession No. 0000950129-97-001680.

(f)(3)	Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006.
Incorporated by reference to Initial Form N-4 Registration
Statement (File No. 333-137942/811-03240) of The
Variable Annuity Life Insurance Company Separate Account
A filed on October 11, 2006, Accession
No. 0001193125-06-206012.

(g)	Reinsurance Contracts.	Not Applicable.
(h)	Participation Agreement among VALIC Company I, American General Distributors, Inc. and The Variable Annuity Life Insurance Company.
Incorporated by reference to Pre-Effective Amendment No. 1
to Form N-4 Registration Statement (File Nos
333-220957/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A, filed on
December 26, 2017, Accession No. 0001193125-17-378295.

(i)	Administrative Contracts.	Not Applicable.
(j)(1)	General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company.
Incorporated by reference to Post-Effective Amendment
No. 62 to Form N-4 Registration Statement (File
No. 002-32783/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on August 12,
2005, Accession No. 0000354912-05-000048.

(j)(2)	Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006.
Incorporated by reference to Post-Effective Amendment
No. 67 to Form N-4 Registration Statement (File
No. 002-32783/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on May 1,
2007, Accession No. 0000950134-07-009700.

(j)(3)(i)	Amended and Restated Unconditional Capital Maintenance Agreement Between American International Group, Inc. and The Variable Annuity Life Insurance Company effective February 18, 2014.
Incorporated by reference to Post-Effective Amendment
No. 74 to Form N-4 Registration Statement (File
No. 002-32783/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 30,
2014, Accession No. 0001193125-14-172668.

(j)(3)(ii)	CMA Termination Agreement effective October 31, 2014.
Incorporated by reference to Post-Effective Amendment
No. 45 to Form N-4 Registration Statement (File
No. 033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on
December 23, 2014, Accession No. 0001193125-14-452203.

(k)(1)	Opinion and Consent of Counsel for Depositor.
Incorporated by reference to Post-Effective Amendment
No. 64 to Form N-4 Registration Statement (File
No. 002-32783/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on October 25,
2005, Accession No. 0000950129-05-010058.

(k)(2)	Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company.
Incorporated by reference to Post-Effective Amendment
No. 64 to Form N-4 Registration Statement (File
No. 002-32783/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on October 25,
2005, Accession No. 0000950129-05-010058.

(l)	Consents of Independent Registered Public Accounting Firm — PricewaterhouseCoopers LLP.	Filed herewith.
(m)	Omitted Financial Statements.	None.
(n)	Initial Capital Agreements.	Not Applicable.
(o)	Form of Initial Summary Prospectus.	Not Applicable.
(p)	Calculation of standard and nonstandard performance information.
Incorporated by reference to Post-Effective Amendment
No. 51 to Form N-4 Registration Statement (File
No. 002-32783/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 18,
1997, Accession No. 0000950129-97-001637.

Exhibit Number	Description	Location
(q)(1)	Power of Attorney — The Variable Annuity Life Insurance Company.	Filed herewith.
(q)(2)	Power of Attorney — American Home Assurance Company.	Filed herewith.
(r)
Confidential Personal Data Form which
discloses Section 403(b)(11) withdrawal
restrictions as set forth in a no-action letter
issued by the SEC on November 28, 1988,
and which form requires the signed
acknowledgement of participants who
purchase Section 403(b) annuities with
regard to these withdrawal restrictions.

Incorporated by reference to Post-Effective Amendment
No. 17 to Form N-4 Registration Statement (File
No.033-75292/811-03240) of The Variable Annuity Life
Insurance Company Separate Account A filed on April 26,
2000, Accession No. 0000950129-96-000265.

Item 28.  Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, TX 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Christopher B. Smith (8)	Director, Chairman of the Board and President
Christopher P. Filiaggi (8)	Director, Senior Vice President and Chief Financial Officer
Terri. N. Fiedler (3)	Director, President, Group Retirement
Jonathan J. Novak (1)	Director, President, Institutional Markets
David Ditillo (6)	Director, Executive Vice President and Chief Information Officer
Lisa M. Longino (8)	Director, Executive Vice President and Chief Investment Officer
Emily W. Gingrich	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Timothy M. Heslin	Director
Bryan Pinsky (2)	Director
John P. Byrne III (3)	President, Financial Distributor
Steven D. (“Doug”) Caldwell, Jr. (5)	Executive Vice President and Chief Risk Officer
Elizabeth B. Cropper (8)	Executive Vice President and Chief Human Resources Officer
Jeffery A. Ferguson (3)	Senior Vice President and Chief Transformation Officer
Roger A. Craig (3)	Senior Vice President, General Counsel and Assistant Secretary
Christina M. Haley (2)	Senior Vice President, Product Filing
Patricia M. Schwartz (2)	Senior Vice President, Head of Valuation and Financial Reporting, and Appointed Actuary
Christopher V. Muchmore (2)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Jonathan A. Gold (8)	Senior Vice President and Deputy Investment Officer
Brigitte K. Lenz	Vice President and Controller
Jennifer P. Powell (3)	Vice President and Chief Compliance Officer, and 38a-1 Compliance Officer
Brian O. Moon (8)	Vice President and Treasurer
Julie Cotton Hearne (3)	Vice President and Corporate Secretary
Mallary L. Reznik (2)	Vice President and Assistant Secretary
Margaret Chih	Vice President and Tax Officer
Mersini G. Keller	Vice President and Tax Officer
Angel R. Ramos (3)	Vice President and Tax Officer
Preston L. Schnoor (2)	Vice President, Product Filing
Aimy T. Tran (2)	Vice President, Product Filing
Thomas Goodwin (3)	Vice President, Business Case Development
Barbara L. Rayll (3)	Vice President, Business Case Development
Michelle D. Campion (4)	Vice President
Korey L. Dalton	Vice President
Jeffrey S. Flinn	Vice President

Names, Positions and Offices Held with Depositor
Christopher J. Hobson (2)	Vice President
Jennifer N. Miller	Vice President
Mark R. Szycher (3)	Vice President
Marjorie D. Brothers (3)	Assistant Secretary
Rosemary Foster (3)	Assistant Secretary
Virginia N. Puzon (2)	Assistant Secretary
Angela G. Bates (5)	Anti-Money Laundering and Economic Sanctions Compliance Officer
Michael F. Mulligan (1)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (8)	Head of U.S. Pension Risk Transfer
Aileen V. Apuy	Manager, State Filings
Connie C. Merer (2)	Assistant Manager, State Filings
Melissa H. Cozart (3)	Privacy Officer
Thomas Bartolomeo (6)	Chief Information Security Officer
Christopher B. Smith (8)	Director, Chairman of the Board and President
Christopher P. Filiaggi (8)	Director, Senior Vice President and Chief Financial Officer
Terri. N. Fiedler (3)	Director, President, Group Retirement

(1)
10880 Wilshire Boulevard, Suite 1101, Los Angeles, CA 90024
(2)
21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367
(3)
2919 Allen Parkway, Woodson Tower, Houston, TX 77019
(4)
2727-A Allen Parkway, 3-D1, Houston, TX 77019
(5)
28 Liberty Street, Floor 45th, New York, NY 10005
(6)
3211 Shannon Road, Durham, NC 27707
(7)
50 Danbury Road, Wilton, CT 06897
(8)
30 Hudson Street, Jersey City, NJ 07302
Item 29.  Persons Controlled by or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The Variable Annuity Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”).An organizational chart for Corebridge can be found as Exhibit 21 in Corebridge Form 10-K, SEC File No. 001-41504, Accession No. 0001889539-25-000014, filed on February 13, 2025. Exhibit 21 is incorporated herein by reference.
Item 30.  Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The Variable Annuity Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 31.  Principal Underwriter
(a)  Corebridge Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account USL VL-R
USL Separate Account USL A
USL Separate Account RS
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
SunAmerica Series Trust
Seasons Series Trust
VALIC Company 1
(b)  Directors, Officers and principal place of business:
Officer/Directors*	Position
Christina M. Nasta	Director, Chairman, President and Executive Chief Officer
John P. Byrne III (1)	Director
Nicholas G. Intrieri	Director
Ryan Tapak	Director
Eric Taylor	Director
Frank Curran	Vice President, Chief Financial Officer, Chief Operations Officer, Controller, and Treasurer
Michael Fortey (1)	Chief Compliance Officer
Julie A. Cotton Hearne (1)	Vice President and Secretary
Margaret Chih (2)	Vice President, Tax Officer
Mersini G. Keller	Vice President, Tax Officer
John T. Genoy	Vice President
Mallary L. Reznik (2)	Vice President
Marjorie Brothers (1)	Assistant Secretary
Rosemary Foster (1)	Assistant Secretary
Virginia N. Puzon (2)	Assistant Secretary
* Unless otherwise indicated, the principal business address of Corebridge Capital Services, Inc. and of each of the above individuals is 30 Hudson Street, 16th Floor, Jersey City, NJ 07302.
Principal business address 2919 Allen Parkway, Houston, TX 77019
Principal business address 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997
(c)  Corebridge Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 32.  Location of Accounts and Records
All records referenced under Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company located at 2727-A Allen Parkway, Houston, TX 77019.

Item 33.  Management Services
Not Applicable.
Item 34. Fee Representation and Other Representations
Fee Representation
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 22nd day of April, 2025.
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
(Registrant)
BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
(On behalf of the Registrant and itself)
BY:
*CHRISTOPHER P. FILIAGGI

CHRISTOPHER P. FILIAGGI
DIRECTOR, SENIOR VICE PRESIDENT, AND CHIEF FINANCIAL OFFICER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*CHRISTOPHER B. SMITH CHRISTOPHER B. SMITH	Director, Chairman of the Board, and President (Principal Executive Officer)	April 22, 2025

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Director, Senior Vice President, and Chief Financial Officer (Principal Accounting Officer)(Principal Financial Officer)	April 22, 2025

*TERRI N. FIEDLER TERRI N. FIEDLER	Director	April 22, 2025

*LISA M. LONGINO LISA M. LONGINO	Director	April 22, 2025

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	April 22, 2025

*ELIZABETH B. CROPPER ELIZABETH B. CROPPER	Director	April 22, 2025

*TIMOTHY M. HESLIN TIMOTHY M. HESLIN	Director	April 22, 2025

*BRYAN A. PINSKY BRYAN A. PINSKY	Director	April 22, 2025

*BY:/s/ JOHNPAUL S. VAN MAELE JOHNPAUL S. VAN MAELE Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.	April 22, 2025

SIGNATURES
American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilton, and State of Connecticut on the 25th day of April, 2025.
AMERICAN HOME ASSURANCE COMPANY
BY:
*BRIAN RUCKER

BRIAN RUCKER
SENIOR VICE PRESIDENT AND STATUTORY
 CONTROLLER
This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*DONALD BAILEY DONALD BAILEY	Director, President, Chief Executive Officer, and Chairman of the Board of Directors (Principal Executive Officer)	April 25, 2025

*SHELLEY SINGH SHELLEY SINGH	Director, Chief Financial Officer and Senior Vice President (Principal Financial Officer)	April 25, 2025

*MOHAMMAD ABU TURAB HUSSAIN MOHAMMAD ABU TURAB HUSSAIN	Director	April 25, 2025

*JOHN F. KLAUS JOHN F. KLAUS	Director	April 25, 2025

*BARBARA LUCK BARBARA LUCK	Director	April 25, 2025

*SABRA PURTILL SABRA PURTILL	Director	April 25, 2025

*CHRISTOPHER SCHAPER CHRISTOPHER SCHAPER	Director	April 25, 2025

*BY:/s/ BRIAN RUCKER BRIAN RUCKER ATTORNEY-IN-FACT (Exhibit to the Registration Statement)		April 25, 2025